STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
STATEMENT OF COMPLIANCE	STATEMENT OF COMPLIANCE
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB).
IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards
The following new IFRS Accounting Standards and amendments to published IFRS Accounting Standards which were effective for the first time from 1 January 2025, were adopted by, and had no material impact on, the AngloGold Ashanti Group (Group):
•Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ relating to the lack of exchangeability
All other IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards are assessed as not applicable to the Group.
IFRS Accounting Standards, amendments and interpretations issued which are relevant to the Group, but not yet effective
The amendments to IFRS Accounting Standards issued which are or may become relevant to the Group, but are not yet effective on 31 December 2025, include:
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 ‘Financial
Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ (effective 1 January 2026)
The amendments introduce an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met. They also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance linked features and other similar contingent features as well as the treatment of non-recourse assets and contractually linked instruments. This amendment has had no impact on the Group.
•IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18) (effective 1 January 2027)
IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’, introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 ‘Statement of Cash Flows’, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other
IFRS Accounting Standards.
The Group is assessing the impact of IFRS 18 on its financial statements. IFRS 18 will primarily affect the presentation and disclosure of financial performance and is not expected to have an impact on measurement. The Group does not intend to early adopt IFRS 18. An implementation project will commence in 2026 to assess changes to systems, processes and accounting policies.
1.1BASIS OF PREPARATION
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies are consistent in all material respects with those applied in the previous year.
The Group financial statements are presented in US dollars and rounded to USD millions, unless otherwise stated. All results are from continuing operations unless otherwise stated.
The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
In the event where the Group and other investors collectively control the entity and they act together to direct the relevant activities, the investment is accounted for as a joint venture or a joint operation. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-
assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control. Intra-group transactions, balances and unrealised gains and losses on transactions between Group companies, including any resulting tax effects are eliminated.
Going concern
The going concern assessment included the preparation of detailed cash flow forecasts for at least 12 months from when the financial statements are authorised for issue and updated life-of-mine plan models with longer-term cash flow projections, which demonstrate that the Group will have sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due, for at least the 12 months immediately following the date when the financial statements are authorised for issue.
The Group’s base case going concern assessment, which includes the current approved dividend policy, is based upon management’s best estimate of gold and foreign exchange consensus prices, while simultaneously applying a risk adjustment factor to the estimated production which has been determined in line with approved life-of-mine plans and ongoing capital requirements. A further stress test has been prepared reflecting a 10% reduction in the consensus gold price and a 10%
reduction in gold production, prior to any mitigation strategies in order to assess whether financial maintenance covenants per the Group’s loan agreements are breached or financial liquidity headroom runs out. The result of this stress test demonstrated that the likelihood of a decrease in the gold price and gold production causing a risk of a financial liquidity shortfall or a breach in the financial maintenance covenants is remote.
Having assessed the financial position and future plans of the Group, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.
1.2 CLIMATE CHANGE CONSIDERATIONS
Climate change poses unique challenges and risks for mining companies, a result of both its potential direct physical impacts and the risks arising from the transition to low-carbon operations. In 2022, the Group announced its target to reduce absolute
Scope 1 and Scope 2 GHG emissions by 30% by 2030 (compared to a 2021 baseline which was revised in 2025 to include
Sukari) through a defined renewable energy project pipeline and initiatives to improve efficiency or use lower-emission power sources. As a member of the International Council on Mining and Metals, the Group was also part of a landmark climate change target to achieve net zero Scope 1 and Scope 2 GHG emissions by 2050. To achieve the Group’s 2030 targets, the Group is working with the sites to identify areas to achieve potential emissions reductions. Many of the potential GHG abatement initiatives are currently in either pre-feasibility or feasibility stage. For the initiatives that have been completed or where capital has been committed, costs have been recorded in the consolidated financial statements once the accounting criteria for recognition or disclosure have been met.
Below is the key project that has progressed in 2025 along with its related financial impacts:
•Tropicana renewable energy: The Group entered into an agreement in June 2023 with Pacific Energy to construct and operate 62MWh of wind and solar generation capacity at the Tropicana mine in Western Australia. The facility, one of
Australia’s largest off-grid hybrid power systems, will significantly reduce Tropicana’s diesel and gas consumption for power generation and is expected to reduce the site’s GHG emissions by an average of 65,000 tonnes annually over a 10-year period. The project was commissioned in February 2025. The agreement was evaluated to be a lease arrangement, with the financial implications disclosed in Note 16.
Management has considered the impact of the Group’s 2030 targets on the determination of targets for the Group's Performance
Share Plan (PSP) as well as on a number of key estimates within the financial statements as indicated below:
•Estimates utilised in determining future cash flows in life-of-mine models utilised in the impairment process and deferred tax asset recoverability assessments
•Estimates used in determining the environmental rehabilitation provision:
◦Rehabilitation designs are progressively adapted to address identified risks, including changing expectations of seasonal weather patterns
◦Rehabilitation plans and estimates include long-term monitoring and maintenance protocols, which also serve to address unforeseen effects that may arise from changing climatic patterns
◦Inclusion of a contingency allowance or risk factor, which may encompass climate change impacts on rehabilitation success
◦Rehabilitation and decommissioning works scheduling and costing considerations factor in weather conditions to mitigate risks of schedule and cost overruns
The significant impacts of climate-related strategic decisions are reflected in management’s assessments and estimates, particularly concerning future cash flow projections supporting the recoverable amounts of mining assets once the strategic decisions have been approved by the Board, and the implementation of these is likely. While climate change considerations did not significantly affect key accounting judgements and estimates in the current year, the focus on climate-related strategic decisions, like decarbonisation projects and alternative energy sources, could potentially have a substantial impact in future periods, when entered into and concluded.
1.3 SUMMARY OF KEY JUDGEMENTS AND ESTIMATES
The preparation of the consolidated financial statements requires management to use judgement in applying accounting policies and in making critical accounting estimates, which impacts the reported amounts of assets, liabilities, income and expenses.
Actual results may differ from these estimates.
Estimates and the underlying assumptions are reviewed on an ongoing basis and revisions to estimates are recognised prospectively.
Areas of judgement in the application of accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements and key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are noted below.
Judgements
•Control assessment of Sukari Gold Mine (part of the Centamin acquisition) (refer to Note 13)
Estimates
•Mineral Reserve and Mineral Resource (refer to Note 15)
•Estimates with regards to environmental rehabilitation provisions (refer to Note 26)
Other areas of judgements and estimates are contained in the notes to the consolidated financial statements.
1.4ERROR IN THE CLASSIFICATION OF DEFERRED TAXATION ASSETS AND LIABILITIES AND CURRENT
TAXATION LIABILITY
During the year, the Group identified a prior period error relating to the classification of deferred taxation assets and liabilities and current taxation liability, with regards to its operations in Brazil. The error arose as a result of an incorrect accounting and associated tax treatment for Mineral Reserve development and brownfields exploration costs in the local statutory accounts, resulting in an understatement of the current tax liability for the financial years 2020 to 2024. After consultation with external tax and legal advisors, the total outstanding tax liability for the financial years 2020 to 2024 was quantified and fully settled in
December 2025. While the Brazilian Tax Authority has not yet assessed this correction, the Group does not believe there is any further exposure to the Group.
The Group evaluated the effect of this prior period error and determined that it needed to revise its consolidated financial statements as of and for the financial years ended 31 December 2024 and 2023 in both cases in accordance with IFRS
Accounting Standards. As part of assessing the impact of the prior period error, the Group applied the requirements of IAS 8
‘Accounting Policies, Changes in Accounting Estimates and Errors’ and the guidance in the SEC Staff Accounting Bulletin No. 99
‘Materiality’. The impact of the revision is detailed below. The revision had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its income statement and statement of cash flows. The Group determined that the error is not material.

	As at 31 December 2024
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	12	73	85

Total assets	13,157	73	13,230

Non-current liabilities
Deferred taxation	519	(17)	502

Current liabilities
Taxation	187	90	277

Total liabilities	4,644	73	4,717

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,460	73	1,533
AngloGold Ashanti Mineração	668	60	728
Serra Grande	148	13	161

Taxation (Note 10)
Current year	447	8	455
Current taxation	454	8	462

Current year	170	(8)	162
Deferred taxation	169	(8)	161

Deferred taxation (Note 28)
Tangible assets (owned)	702	(90)	612
Liabilities	801	(90)	711

Included in the statement of financial position as follows:
Deferred tax assets	12	73	85
Deferred tax liabilities	519	(17)	502
Net deferred taxation liability	507	(90)	417

Net taxation liability (Note 30)
Balance at beginning of year	46	82	128
Taxation of items included in the income statement	454	8	462
Balance at end of year	186	90	276

Included in the statement of financial position as follows:
Tax liability	187	90	277

	As at 31 December 2023
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	50	82	132

Total assets	8,175	82	8,257

Current liabilities
Taxation	64	82	146

Total liabilities	4,435	82	4,517

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,254	82	1,336
AngloGold Ashanti Mineração	584	70	654
Serra Grande	127	12	139

Taxation (Note 10)
Current year	233	1	234
Current taxation	217	1	218

Current year	92	(1)	91
Deferred taxation	68	(1)	67

Deferred taxation (Note 28)
Tangible assets (owned)	630	(82)	548
Liabilities	726	(82)	644

Included in the statement of financial position as follows:
Deferred tax assets	50	82	132
Deferred tax liabilities	395	—	395
Net deferred taxation liability	345	(82)	263

Net taxation liability (Note 30)
Balance at beginning of year	8	81	89
Taxation of items included in the income statement	217	1	218
Balance at end of year	46	82	128

Included in the statement of financial position as follows:
Taxation liability	64	82	146